Financial Instruments and Fair Value Measurements - Additional information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended									6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Cash flow hedge realized	Jun. 30, 2014 Convertible Senior Notes	Dec. 31, 2013 Convertible Senior Notes	Dec. 31, 2013 9.5% Senior unsecured Notes	Jun. 30, 2014 7.25% Senior Unsecured Notes	Jun. 30, 2014 Drill Rigs Notes	Dec. 31, 2013 Drill Rigs Notes	Jun. 30, 2013 Four Newbuildings	Jun. 30, 2014 Four Newbuildings	Jun. 30, 2014 Loans	Dec. 31, 2013 Loans
Number of interest rate swaps agreements	26
Notional amount of derivative asset	$ 2,700,000
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations, net	277	276
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months			554
Debt Instrument, Fair Value Disclosure				691,250	700,000	531,250	501,250	828,000	863,504			1,826,474	1,951,790
Debt Instrument Carrying Amount Net Of Financing Fees				676,201	649,966	493,915	491,451	786,306	784,485			1,831,254	1,839,170
Assets Held-for-sale, Long Lived, Fair Value Disclosure											43,490
Impairment of Long-Lived Assets Held-for-use										$ 43,490